SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Apr. 08, 2015
Useful life	15 years
Ownership percentage				30.00%
Minimum [Member]
Ownership percentage	20.00%	20.00%	20.00%
Maximum [Member]
Ownership percentage		50.00%	100.00%
Computer software and electronic equipment [Member]
Useful life		3 years
Tools and equipment [Member]
Useful life		5 years
Furniture and fixtures [Member]
Useful life		14 years